Convertible Promissory Notes (Details) - Schedule of convertible promissory notes converted to shares - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of convertible promissory notes converted to shares [Abstract]
Carrying value as at January 1	$ 4,311,416	$ 2,196,049
Interest accrued at effective interest rate	207,861	1,895,371
Shares issued for interest payment	(324,419)
Redemption of convertible promissory note	(4,714,820)
Exchange differences	519,962	219,996
Carrying value as at December 31		$ 4,311,416